Amana Mutual Funds Trust, Income Fund

Common Stocks – 91.6%	Number of Shares	Market Value	Percentage of Net Assets

Consumer Discretionary

Automotive Retailers

Genuine Parts	382,000	$67,560,520	4.5%

Consumer Staples

Household Products

Colgate-Palmolive	415,400	30,448,820	2.0%

Kimberly-Clark	230,000	28,761,500	1.9%

Procter & Gamble	150,000	20,634,000	1.4%

Unilever ADR	420,000	20,970,600	1.4%

		100,814,920	6.7%

Packaged Food

McCormick & Co	559,288	41,566,284	2.8%

		142,381,204	9.5%

Health Care

Biotech

Amgen	121,000	28,030,860	1.9%

Large Pharma

AbbVie	100,000	15,390,000	1.0%

Bristol-Myers Squibb	650,000	44,824,000	3.0%

Eli Lilly	455,000	141,605,100	9.4%

Johnson & Johnson	135,000	20,690,100	1.4%

Novartis ADR	275,400	23,166,648	1.5%

Pfizer	1,100,000	44,627,000	3.0%

		290,302,848	19.3%

Medical Devices

Abbott Laboratories	350,000	35,602,000	2.4%

		353,935,708	23.6%

Industrials

Commercial & Residential Building Equipment & Systems

Honeywell International	260,000	49,784,800	3.3%

Johnson Controls International	450,000	28,224,000	1.9%

		78,008,800	5.2%

Courier Services

United Parcel Service, Class B	140,000	25,548,600	1.7%

Electrical Power Equipment

Eaton Corp	10,000	1,749,300	0.1%

Industrial Distribution & Rental

W.W. Grainger	80,000	53,474,400	3.6%

Industrial Machinery

Illinois Tool Works	300,000	69,948,000	4.7%

Measurement Instruments

Rockwell Automation	300,000	88,479,000	5.9%

Rail Freight

Canadian National Railway	384,000	43,733,760	2.9%

		360,941,860	24.1%

Materials

Basic & Diversified Chemicals

Air Products & Chemicals	110,000	31,457,800	2.1%

Linde	130,000	45,288,100	3.0%

		76,745,900	5.1%

Specialty Chemicals

3M	250,000	26,935,000	1.8%

PPG Industries	379,000	50,050,740	3.3%

		76,985,740	5.1%

		153,731,640	10.2%

Technology

Communications Equipment

Cisco Systems	640,000	30,988,800	2.1%

Consumer Electronics

Nintendo	700,000	26,194,412	1.7%

Infrastructure Software

Microsoft	400,000	99,768,000	6.7%

Semiconductor Devices

Intel	950,000	23,683,500	1.5%

Texas Instruments	250,000	42,862,500	2.9%

		66,546,000	4.4%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	824,500	71,789,215	4.8%

		295,286,427	19.7%

Total investments	(Cost $504,802,399)	$1,373,837,359	91.6%

Other assets (net of liabilities)		126,316,820	8.4%

Total net assets		$1,500,154,179	100.0%

ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 92.5%	Number of Shares	Market Value	Percentage of Net Assets

Communications

Internet Media

Alphabet, Class A(1)	660,000	$59,439,600	1.7%

Consumer Discretionary

Automotive Retailers

AutoZone(1)	15,000	37,298,100	1.1%

Home Products Stores

Lowe’s	400,000	82,300,000	2.4%

Specialty Apparel Stores

Lululemon Athletica(1)	205,000	63,386,000	1.8%

TJX Companies	1,150,000	88,090,000	2.6%

		151,476,000	4.4%

		271,074,100	7.9%

Consumer Staples

Household Products

Church & Dwight	1,176,050	98,529,469	2.9%

Estee Lauder, Class A	458,594	111,461,272	3.2%

		209,990,741	6.1%

Health Care

Biotech

Amgen	355,000	82,239,300	2.4%

Large Pharma

AstraZeneca ADR	1,020,000	66,483,600	1.9%

Eli Lilly	350,000	108,927,000	3.2%

Johnson & Johnson	380,000	58,238,800	1.7%

Merck & Co	450,000	47,808,000	1.4%

Novo Nordisk ADR	1,002,195	141,299,473	4.1%

		422,756,873	12.3%

Life Science Equipment

Agilent Technologies	900,000	127,773,000	3.7%

IDEXX Laboratories(1)	75,000	35,493,000	1.0%

		163,266,000	4.7%

Managed Care

Elevance Health	136,000	63,875,120	1.9%

Medical Devices

Stryker	300,000	78,864,000	2.3%

		811,001,293	23.6%

Industrials

Commercial & Residential Building Equipment & Systems

Johnson Controls International	1,244,000	78,023,680	2.3%

Trane	400,000	73,988,000	2.2%

		152,011,680	4.5%

Industrial Distribution & Rental

Fastenal	633,000	32,637,480	0.9%

Measurement Instruments

Keysight Technologies(1)	500,000	79,980,000	2.3%

Trimble(1)	1,500,000	78,090,000	2.3%

		158,070,000	4.6%

Metalworking Machinery

Lincoln Electric Holdings	307,000	51,554,510	1.5%

Rail Freight

Norfolk Southern	250,000	56,205,000	1.6%

Union Pacific	350,000	72,548,000	2.1%

		128,753,000	3.7%

		523,026,670	15.2%

Materials

Agricultural Chemicals

Corteva	1,165,000	72,567,850	2.1%

Technology

Application Software

Adobe(1)	320,600	103,858,370	3.0%

Intuit	285,600	116,290,608	3.4%

		220,148,978	6.4%

Communications Equipment

Apple	1,997,750	294,488,327	8.6%

Cisco Systems	1,500,000	72,630,000	2.1%

Motorola Solutions	310,000	81,471,100	2.4%

		448,589,427	13.1%

Information Services

Gartner(1)	179,900	58,973,019	1.7%

Infrastructure Software

Microsoft	285,000	71,084,700	2.1%

Oracle	737,200	64,431,280	1.9%

		135,515,980	4.0%

Semiconductor Devices

Advanced Micro Devices(1)	926,000	72,765,080	2.1%

Semiconductor Manufacturing

ASML Holding NY	308,000	190,260,840	5.5%

Taiwan Semiconductor ADR	1,215,471	105,831,060	3.1%

		296,091,900	8.6%

		1,232,084,384	35.9%

Total investments	(Cost $1,102,541,581)	$3,179,184,638	92.5%

Other assets (net of liabilities)		258,431,261	7.5%

Total net assets		$3,437,615,899	100.0%

(1)	Non-income producing

ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 81.6%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Communications

Telecom Carriers

Saudi Telecom	210,000	$1,965,128	Saudi Arabia	2.6%

Telekomunikasi Indonesia ADR	67,000	1,725,920	Indonesia	2.3%

		3,691,048		4.9%

Consumer Discretionary

Apparel, Footwear & Accessory Design

VF	26,000	645,320	United States	0.9%

Automobiles

Ford Otomotiv Sanayi	87,000	2,538,651	Turkey	3.3%

Home Products Stores

Wilcon Depot	3,000,000	1,711,083	Philippines	2.2%

		4,895,054		6.4%

Consumer Staples

Food & Drug Stores

Clicks Group	130,000	1,894,757	South Africa	2.5%

Household Products

Colgate-Palmolive	20,000	1,466,000	United States	1.9%

Dabur India	120,000	772,615	India	1.0%

Kimberly-Clark de Mexico, Class A	1,100,000	2,200,421	Mexico	2.9%

LG Household & Health Care	3,500	1,766,124	South Korea	2.3%

Unicharm	55,000	2,034,782	Japan	2.7%

Unilever ADR	42,000	2,097,060	United Kingdom	2.7%

		10,337,002		13.5%

Packaged Food

Indofood CBP Sukses Makmur	2,500,000	1,660,208	Indonesia	2.2%

		13,891,967		18.2%

Financials

Islamic Banking

BIMB Holdings	1,450,500	733,724	Malaysia	1.0%

Islamic Insurance Carriers

Syarikat Takaful Malaysia Keluarga	499,981	368,797	Malaysia	0.4%

Real Estate Owners & Developers

SM Prime Holdings	2,200,000	1,352,188	Philippines	1.8%

		2,454,709		3.2%

Health Care

Generic Pharma

Hikma Pharmaceuticals	87,000	1,826,913	Jordan	2.4%

Health Care Facilities

Bangkok Dusit Medical Services NVDR	2,500,000	1,980,235	Thailand	2.6%

IHH Healthcare	1,200,000	1,548,140	Malaysia	2.0%

KPJ Healthcare	3,600,992	842,628	Malaysia	1.1%

		4,371,003		5.7%

Health Care Services

Fleury	475,000	1,297,405	Brazil	1.7%

		7,495,321		9.8%

Industrials

Rubber & Plastic

Hartalega Holdings	1,300,000	425,780	Malaysia	0.5%

Waste Management

Sunny Friend Environmental Technology	220,000	1,184,585	Taiwan	1.6%

		1,610,365		2.1%

Materials

Agricultural Chemicals

Quimica y Minera Chile ADR	20,000	1,775,000	Chile	2.3%

Base Metals

Southern Copper	31,000	2,284,390	Peru	3.0%

Cement & Aggregates

UltraTech Cement	16,000	1,404,133	India	1.9%

Precious Metal Mining

Barrick Gold	111,740	1,801,249	Canada	2.4%

Steel Raw Material Suppliers

Rio Tinto ADR	31,000	2,161,630	China(2)	2.8%

		9,426,402		12.4%

Technology

Communications Equipment

Samsung Electronics	46,000	2,104,727	South Korea	2.8%

Sercomm	600,000	1,652,443	Taiwan	2.1%

		3,757,170		4.9%

Computer Hardware & Storage

Advantech	167,685	1,945,152	Taiwan	2.5%

Electronics Components

Delta Electronics	200,000	1,871,144	China(2)	2.5%

KCE Electronics NVDR	1,200,000	1,577,820	Thailand	2.0%

Samsung SDI	4,000	2,101,504	South Korea	2.8%

		5,550,468		7.3%

IT Services

Infosys ADR	110,000	1,973,400	India	2.6%

Semiconductor Devices

NVIDIA	8,500	1,973,360	United States	2.6%

Qualcomm	14,000	1,729,420	China(2)	2.3%

		3,702,780		4.9%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	21,000	1,828,470	Taiwan	2.4%

		18,757,440		24.6%

Total investments	(Cost $63,532,179)	$62,222,306		81.6%

Other assets (net of liabilities)		14,004,276		18.4%

Total net assets		$76,226,582		100.0%

(1)	Country of domicile unless otherwise indicated
(2)	Denotes a country or region of primary exposure

ADR: American Depositary Receipt

NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk – 66.8%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets

Communications

Saudi Telecom(2)	3.89% due 05/13/2029	$6,450,000	$6,185,292	Saudi Arabia	2.9%

Consumer Discretionary

Almarai(2)	4.311% due 03/05/2024	8,580,000	8,453,777	Saudi Arabia	4.0%

Dar Al-Arkan(2)	6.875% due 03/21/2023	2,000,000	1,994,552	Saudi Arabia	0.9%

			10,448,329		4.9%

Financials

Abu Dhabi Islamic Bank Capital Invest Two(2)	7.125% due PERP	6,200,000	6,201,736	United Arab Emirates	2.9%

Dubai International Finance Centre(2)	4.325% due 11/12/2024	7,300,000	7,154,697	United Arab Emirates	3.4%

Dubai Islamic Bank(2)	2.95% due 02/20/2025	6,200,000	5,909,762	United Arab Emirates	2.8%

Dubai Islamic Bank Tier 1 Sukuk(2)	6.25% due PERP	2,000,000	2,007,600	United Arab Emirates	0.9%

Emirates Islamic Bank(2)	1.827% due 09/23/2025	4,000,000	3,681,930	United Arab Emirates	1.7%

Investment Corporate of Dubai(2)	5.00% due 02/01/2027	8,350,000	8,362,129	United Arab Emirates	4.0%

Kuwait Financial Bank Tier 1(2)	3.60% due PERP	9,500,000	8,833,632	Kuwait	4.2%

Majid Al Futtaim(2)	4.50% due 11/03/2025	4,600,000	4,496,637	United Arab Emirates	2.1%

Majid Al Futtaim(2)	4.638% due 05/14/2029	3,650,000	3,569,331	United Arab Emirates	1.7%

Mar Sukuk Ltd(2)	2.21% due 09/02/2025	2,000,000	1,864,248	Cayman Islands	0.9%

National Commercial Bank Tier 1(2)	3.50% due PERP	5,550,000	5,118,943	Saudi Arabia	2.4%

Riyad(2)	3.174% due 02/25/2030	9,030,000	8,611,929	Saudi Arabia	4.1%

Sharjah Islamic Bank(2)	2.85% due 06/23/2025	4,300,000	4,062,121	United Arab Emirates	1.9%

Sharjah Islamic Bank Tier 1(2)	5.00% due PERP	5,000,000	4,858,030	United Arab Emirates	2.3%

			74,732,725		35.3%

Industrials

DP World Crescent(2)	3.908% due 05/31/2023	4,500,000	4,477,500	United Arab Emirates	2.1%

DP World Salaam(2)	6.00% due PERP	7,800,000	7,751,328	United Arab Emirates	3.7%

			12,228,828		5.8%

Materials

Equate(2)	3.944% due 02/21/2024	8,000,000	7,832,862	United Arab Emirates	3.7%

Technology

Axiata SPV2(2)	4.357% due 03/24/2026	4,357,000	4,218,404	Malaysia	2.0%

Utilities

Saudi Electric Global(2)	5.06% due 04/08/2043	5,000,000	4,881,995	Saudi Arabia	2.3%

Saudi Electric Global(2)	5.50% due 04/08/2044	2,400,000	2,475,065	Saudi Arabia	1.2%

Tabreed(2)	5.50% due 10/31/2025	6,950,000	6,968,646	United Arab Emirates	3.3%

TNB Global Ventures(2)	3.244% due 10/19/2026	9,140,000	8,414,741	Malaysia	4.0%

TNB Global Ventures(2)	4.851% due 11/01/2028	3,000,000	2,917,290	Malaysia	1.4%

			25,657,737		12.2%

Total Corporate Sukuk		(Cost $148,616,299)	$141,304,177		66.8%

Government Sukuk – 19.5%

Foreign Government Sukuk

Department of Finance Dubai(2)	5.00% due 04/30/2029	$5,400,000	$5,476,372	United Arab Emirates	2.6%

Dubai Aerospace Enterprises(2)	3.75% due 02/15/2026	4,450,000	4,246,614	United Arab Emirates	2.0%

Islamic Development Bank(2)	3.389% due 09/26/2023	3,500,000	3,456,250	Saudi Arabia	1.7%

Kingdom of Saudi Arabia(2)	3.628% due 04/20/2027	4,500,000	4,306,476	Saudi Arabia	2.0%

Kingdom of Saudi Arabia(2)	4.303% due 01/19/2029	3,500,000	3,429,546	Saudi Arabia	1.6%

Malaysia Sovereign(2)	4.236% due 04/22/2045	2,000,000	1,844,415	Malaysia	0.9%

Perusahaan Penerbit SBSN(2)	4.55% due 03/29/2026	6,185,000	6,121,628	Indonesia	2.9%

Perusahaan Penerbit SBSN(2)	4.45% due 02/20/2029	3,050,000	2,988,506	Indonesia	1.4%

Perusahaan Penerbit SBSN(2)	3.550% due 06/09/2051	7,280,000	5,438,113	Indonesia	2.6%

Ras Al Khaimah(2)	3.094% due 03/31/2025	3,950,000	3,790,196	United Arab Emirates	1.8%

Total Government Sukuk		(Cost $43,788,186)	$41,098,116		19.5%

Bank Time Deposits – 1.8%

Bank Time Deposits

Arab Banking Corp, NY Branch	3.31% due 05/15/2023	$2,000,000	$2,000,000	United States	0.9%

Arab Banking Corp, NY Branch	3.45% due 08/11/2023	2,000,000	2,000,000	United States	0.9%

Total Bank Time Deposits		(Cost $4,000,000)	$4,000,000		1.8%

Total investments		(Cost $196,404,485)	$186,402,293		88.1%

Other assets (net of liabilities)			25,150,306		11.9%

Total net assets			$211,552,599		100.0%

(1)	Denotes a country or region of primary exposure
(2)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2023, the aggregate value of these securities was $182,402,293 representing 86.3% of net assets.

PERP: Security is perpetual in nature and has no stated maturity

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.

Bank time deposits are accounted for on cost basis, which approximates market value. Bank time deposits will be categorized as a Fair Value Level 2.

Notes to Schedule of Investments (unaudited) (continued)

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 —

Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2023, in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:
	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total

Income Fund

Common Stocks

Consumer Discretionary	$67,560,520	$-	$-	$67,560,520

Consumer Staples	$142,381,204	$-	$-	$142,381,204

Health Care	$353,935,708	$-	$-	$353,935,708

Industrials	$360,941,860	$-	$-	$360,941,860

Materials	$153,731,640	$-	$-	$153,731,640

Technology	$269,092,015	$26,194,412	$-	$295,286,427

Total Common Stocks	$1,347,642,947	$26,194,412	$-	$1,373,837,359

Total Assets	$1,347,642,947	$26,194,412	$-	$1,373,837,359

Growth Fund

Common Stocks(1)	$3,179,184,638	$-	$-	$3,179,184,638

Total Assets	$3,179,184,638	$-	$-	$3,179,184,638

Developing World

Common Stocks

Communications	$1,725,920	$1,965,128	$-	$3,691,048

Consumer Discretionary	$645,320	$4,249,734	$-	$4,895,054

Consumer Staples	$3,563,060	$10,328,907	$-	$13,891,967

Financials	$-	$2,454,709	$-	$2,454,709

Health Care	$-	$7,495,321	$-	$7,495,321

Industrials	$-	$1,610,365	$-	$1,610,365

Materials	$8,022,269	$1,404,133	$-	$9,426,402

Technology	$7,504,650	$11,252,790	$-	$18,757,440

Total Common Stocks	$21,461,219	$40,761,087	$-	$62,222,306

Total Assets	$21,461,219	$40,761,087	$-	$62,222,306

Participation Fund

Corporate Sukuk(1)	$-	$141,304,177	$-	$141,304,177

Government Sukuk(1)	$-	$41,098,116	$-	$41,098,116

Bank Time Deposits(1)	$-	$4,000,000	$-	$4,000,000

Total Assets	$-	$186,402,293	$-	$186,402,293

During the period ended February 28, 2023, no Fund had transfers between Level 1, Level 2, and Level 3.

(1)	See the Schedule of Investments for additional details